Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant, and Equipment
Minimum project cost required for capitalization of interest	$ 1.0
Minimum period required for completion of project for capitalization of interest	6 months
Improvements to land | Minimum
Property, Plant, and Equipment
Useful life	15 years
Improvements to land | Maximum
Property, Plant, and Equipment
Useful life	30 years
Buildings | Minimum
Property, Plant, and Equipment
Useful life	20 years
Buildings | Maximum
Property, Plant, and Equipment
Useful life	30 years
Machinery and equipment | Minimum
Property, Plant, and Equipment
Useful life	5 years
Machinery and equipment | Maximum
Property, Plant, and Equipment
Useful life	30 years
Automotive equipment | Minimum
Property, Plant, and Equipment
Useful life	5 years
Automotive equipment | Maximum
Property, Plant, and Equipment
Useful life	15 years
Furniture and fixtures | Minimum
Property, Plant, and Equipment
Useful life	3 years
Furniture and fixtures | Maximum
Property, Plant, and Equipment
Useful life	10 years